As filed with the Securities and Exchange Commission on May 11, 2018.

Registration No. 33-11371

File No. 811-4982

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

__________________________

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 79  ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 81 ☒

(Check appropriate box or boxes)

__________________________

HEARTLAND GROUP, INC.

(Exact Name of Registrant as Specified in Charter)

789 NORTH WATER STREET, SUITE 500

MILWAUKEE, WISCONSIN 53202

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code (414) 347-7777

Vinita K. Paul

Heartland Group, Inc.

789 North Water Street, Suite 500

Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Copy to:

Ellen R. Drought, Esq. Godfrey & Kahn, S.C. 833 East Michigan Street Suite 1800 Milwaukee, Wisconsin 53202	PETER D. FETZER, ESQ. Foley & Lardner LLP 777 East Wisconsin Avenue Milwaukee, Wisconsin 53202

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on May 1, 2014 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin on the 11th day of May, 2018.

Heartland Group, Inc.

By       /s/ William R. Nasgovitz

William R. Nasgovitz

Chief Executive Officer

Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below on this 11th day of May, 2018 by the following persons in the capacities indicated.

SIGNATURE	TITLE

/s/ William R. Nasgovitz	Chief Executive Officer
William R. Nasgovitz

/s/ Nicole J. Best	Treasurer and Principal Accounting Officer (Chief Financial
Nicole J. Best	and Accounting Officer)

/s/ William J. Nasgovitz	Director and President
William J. Nasgovitz

/s/ Robert A. Rudell*	Director
Robert A. Rudell

/s/ Dale J. Kent*	Director
Dale J. Kent

/s/ Ward D. Armstrong*	Director
Ward D. Armstrong

 Pursuant to Powers of Attorney previously filed

*By:	/s/ Vinita K. Paul
Vinita K. Paul

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase